Taxes - Components of the income tax provision (Details)	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Taxes.
Current	¥ 34,806	$ 4,859	¥ 957,599
Deferred	(232,572)	(32,466)
Total provision (benefit) for income taxes	¥ (197,766)	$ (27,607)	¥ 957,599